PRESIDENT'S MESSAGE

                                                          November 21, 1997



Dear Fellow Shareholder:

One of the many advantages to investors in FundManager Portfolios is that Michael Hirsch has built strong relationships over his twenty-three year career with the mutual fund managers of the funds in which we invest. These relationships enable us to periodically bring together leading fund managers to address investment strategies and provide an insight into their outlook on the markets.

Handling "information overload" was the topic of a June roundtable discussion held in Boston. Information overload is created as investors confront the ever increasing number of sources offering investment advice on topics ranging from what to buy, how to develop investment strategies and the best avenues of investment. Often, these myriad sources of information are conflicting and confusing. The roundtable offered insights into how professional fund managers help investors deal with the vast amount of information with which they are confronted while creating diversified portfolios that will pursue their investment goals.

[Graphic]

From left to right: Harry Burn III, Donald Yacktman, Gail Bardin, Michael Price, and Chris Davis.

Panel participants included well-known mutual fund managers Gail Bardin of Hotchkis & Wiley, Harry Burn III from Sound Shore Management, Chris Davis of Davis Selected Advisers, Michael Price of Franklin Mutual Advisors and Donald Yacktman of Yacktman Asset Management.

DIVERSIFY WISELY

Most investors have heard the message about the benefits of diversification and how diversification will help protect assets in declining markets. Mr. Burn, portfolio manager of Sound Shore Fund (a holding in FundManager Growth Portfolio) and chairman of Sound Shore Management, pointed out that actively managed funds offer much of the upside of indexed funds and in the long-term more than compensate investors for the management fee. An actively managed portfolio, Mr. Burn maintained, can achieve proper diversification while maintaining strong returns. Active managers select the most appropriate securities for a fund, considering issues such as asset allocation, sector volatility and market capitalization.

[Graphic]

Charles B. Lipson
President

Mr. Davis, president of Shelby Cullom Davis Financial Consultants and co-manager of the Davis NY Venture Fund (FundManager Growth Portfolio) concurred, saying investors must sort through an incredible amount of information to find the mutual funds which are right for them. Mr. Davis stated that a professional fund manager will help investors deal with investment advice and information by constructing a well balanced mutual fund product. He went on to say that investors are better buyers than sellers, but being a good seller is as important as being a good buyer. This goal is made more complex by the overabundance of information available to investors. By sorting through investment information and finding the best quality investments, fund managers provide investors with strong performance, Mr. Davis concluded.

At FundManager we strive to provide a level of diversification by choosing high-quality funds with relatively consistent long-term performance records. We continually monitor the funds in each FundManager Portfolio, and refine and adjust the fund mix when appropriate.

You can enjoy the benefits of a managed portfolio of mutual funds and don't have to worry about when to buy or sell a particular fund.

Just as diversification helps protect assets, remaining fully invested helps reduce the impact of market corrections. Gail Bardin, manager of the Hotchkis & Wiley Equity Income Fund (FundManager Growth with Income holding), is an advocate of remaining fully invested.

Commenting on finding value opportunities, Ms. Bardin pointed out that professional fund managers often turn to international research capabilities when the domestic markets become overvalued. Through this international research, professional managers can help investors remain invested in funds with correct value characteristics. Ms. Bardin went on to say that investing in the current market requires some defensive planning, but she stressed the importance of remaining in the market.

As more information is made available to investors through print and broadcast media, the internet and investment clubs, selecting the correct mutual funds will require a deeper understanding of investment philosophies, investment vehicles and portfolio construction, contended Donald Yacktman, founder and president of Yacktman Asset Management and manager of the Yacktman Fund (FundManager Growth Portfolio). People will pick and choose the funds that they want and will no longer be satisfied buying a manager's entire package of funds, explained Mr. Yacktman. Investors, he continued, demand access to consistent performers and want to have access to the best of the best funds. Mr. Yacktman noted that through FundManager Portfolios, investors continue to have access to mutual funds which are closed to new shareholders.

At FundManager we are unique as we continually monitor the performance, the investment process and portfolio managers of the mutual funds we hold. Our investment team chooses the very best mutual fund managers available providing consistent long-term performance. In fact, less than 1% of the funds available in today's mutual fund market meet the investment standards we set.

SPECTER OF A CORRECTION

Our autumn roundtable discussion, "Echoes of 1987," was held on October 7 in New York City and featured Robert Rodriguez of First Pacific Advisers, Inc., Mr. Davis, Mr. Price and Mr. Yacktman.

Commenting on investor expectations, Mr. Rodriguez, Principal and Chief Investment Officer of First Pacific Advisers (FPA Capital is a holding in our Aggressive Growth Portfolio and FPA New Income is a holding in our FundManager Bond Portfolio), pointed out that the 1987 and current markets offered quick growth, creating dangerous investor psychology, and are leading to totally unrealistic expectations about long-term investment returns. As a result, he explained, the current market is absolutely set-up, in terms of individual investors, for some fairly significant disappointments. Mr. Rodriguez concluded that he is cautious during periods of rapid growth because he is not certain retail investors will stay in the market during periods of decline.

While volatility in the markets this year has caused some concern, Mr. Davis reminded those in attendance that although costly in absolute terms, 1987's Black Monday did not create a bear market. Mr. Davis stated a bear market is not a quick market decline and recovery, but a market which declines significantly over an extended period. Accordingly, 1987 was not a bear market, as the market recovered from Black Monday and returned two to three percent for the year. His indicator of bear market cycles considers the losses sustained by the favorite institutional money managers. Looking at the current market, Mr. Davis cautioned investors not to lose sight of economics when considering market valuations and always apply common sense to investing.

Institutional changes have occurred between 1987's Black Monday and today which make today's markets operationally safer, stated Mr. Price (portfolio manager of Franklin Mutual Discovery, a holding in FundManager Aggressive Growth Fund and Franklin Mutual Beacon, a holding in FundManager Growth Fund). He went on to cite trading circuit breakers and higher levels of liquidity of fund companies as just two of the changes that offer investors greater protection than seen a decade ago. Mr. Price acknowledged that many investors could not reach their brokers during 1987's market decline, but reminded attendees that today's investor trades through more channels than they did ten years ago, relying less frequently on brokers. He concluded by stating he believed today's investors enjoy a mutual fund industry which is fundamentally safe.

                                   * * *

As markets achieve unprecedented valuations, investor attitude and behavior is coming under closer scrutiny by market analysts. When the New York stock markets underwent a correction on October 27, it was the institutional rather than retail investors who fueled the market decline. Institutional changes, such as trading circuit breakers, are also being examined more closely, as commentators debate whether the market would have regained some of the losses realized October 27 when circuit breakers prematurely terminated the trading day on the New York Stock Exchange.

All of the participants in both the June and October roundtables are managers of mutual funds held in FundManager Portfolios. "We're proud to be able to offer the advice of some of the nation's top mutual fund managers to our investors," said Michael Hirsch. "Many of the managers' funds we invest with are able to turn the volatility in the market into a buying opportunity by selecting stocks that have dropped to fair or undervalued status. These are the kinds of managers that FundManager Portfolios invests in and that were on these roundtable panels," he explained.

We look forward to serving your financial needs and appreciate your continued investment in the FundManager Portfolios.

Sincerely,

[Graphic]


MANAGEMENT DISCUSSION & ANALYSIS

                                                           October 15, 1997

Dear Fellow Shareholders:

It is our pleasure to submit the following report to you for the FundManager Portfolios' fiscal year ended September 30, 1997. We will follow our traditional format of reviewing performance, discussing portfolio modifications, and taking on an in-depth look at two underlying mutual funds.

All five portfolios experienced significant gains in net asset value since we last reported to you in the Semi-Annual Report. In fact, for the second half of the fiscal year, the Financial Adviser Class of all three equity portfolios (Aggressive Growth, Growth, Growth with Income) achieved gains in excess of twenty percent. This brought the total returns for the 12 months ended September 30, 1997, to 24.2% (Aggressive Growth), 36.9%(Growth), 34.3%(Growth with Income), 17.4%(Managed Total Return), and 8.5% (Bond), respectively.* We are equally encouraged by the fact that, in this, the most difficult of market environments for a multifund portfolio to provide reasonable relative performance (a sharply rising market), two of the five series (Growth, Growth with Income) outperformed their peer groups -- with the Value Line Growth peer average being reported at 31.6%, while the Growth/Income peer average was 34.1%.

After the wealth of activity which we reported to you in the Semi-Annual Report, portfolio composition in the second half of the fiscal year remained fairly stable.

AGGRESSIVE GROWTH PORTFOLIO

After carefully assessing the risk-reward characteristics of small cap stocks** relative to other capitalization classes, we decided to reduce this portfolio's exposure to small cap by switching from T. Rowe Price New Horizons (small cap) into T. Rowe Price Mid-Cap Growth Fund. As a result, our exposure to small cap stocks in the portfolio is approximately 8.7% with Michael Price's small cap value stocks in his Franklin Mutual Discovery Fund. This portfolio also owns two large cap stock funds (Brandywine and Harbor Capital Appreciation) and three mid-cap funds (Baron Asset, T. Rowe Price Mid-Cap Growth and FPA Capital, which remains closed to new investors, but remains available through FundManager Portfolios).

GROWTH PORTFOLIO

The core position in the two Vanguard Index Funds remains in a 70%-30% proportion Vanguard Growth Index Fund vs. Vanguard Value Index Fund. There were no changes to the lineup of value-added managers in this series during the latest six months ended September 30.

GROWTH WITH INCOME PORTFOLIO

The proportion between growth & income funds and equity-income funds remains at 60%-40%, in favor of the former. However, in the last month of the fiscal year a new fund was added to the Portfolio -- UAM FPA Crescent -- which we classify as a balanced fund.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Small cap stocks have historically experienced greater volatility than the average large or mid cap stocks.

[Graphic]

Michael D. Hirsch
Portfolio Manager

As of September 30, the Growth with Income Portfolio breaks down by style as follows: growth & income funds 55.4%, equity-income funds 34.7%, and balanced funds, 9.2%.

Crescent is a member of the FPA family of funds, in which FundManager also has positions in Capital (Aggressive Growth) and New Income (Bond). UAM FPA Crescent is a value-oriented balanced fund that seeks to find value in all parts of a firm's capital structure. The fund will be invested at different times in a combination of common stocks, preferred stocks, convertible bonds, corporate bonds and "distressed" credits (high-yield bonds).* Typically, the fund will keep 50% to 70% in stocks, with the rest in fixed-income securities as well as cash. Portfolio manager Steven Romick's goal is to deliver equity-like returns, but lower volatility and less risk than the stock market, with this flexible mix of stocks and income-producing securities.

BOND PORTFOLIO

While this portfolio enjoyed a very fine 6.7%** return for the latest six months ended September 30, 1997, we decided to retain the neutral duration stance of the core holdings relative to the Lehman Government/Corporate Bond Index.*** This was due to continued uncertainties over future Federal Reserve Board rate policies and the significant returns already achieved. Between July and September, there were no changes in the lineup of value-added managers.

MANAGED TOTAL RETURN PORTFOLIO

Asset allocation in this portfolio as of the end of the fiscal year continues as follows: 10% in aggressive growth funds, 15% growth funds, 15% in growth with income funds, 55% in bond funds, and 5% in money market funds. The allocation to the three equity classes are all at minimum levels (due to the gross overvaluation of the stock market on a traditional fundamental basis), while the bond allocation is at the maximum (due to the relative risk-reward parameters of bonds vs. stocks).

In this Report, we will take a closer look at the Bond Fund of America and the Clipper Fund, which we own in the FundManager Bond and FundManager Growth Portfolios, respectively.

As one of the five specialty managers in our FundManager Bond Portfolio, the Bond Fund of America has produced an impressive 11.6%** return over the past 12 months ended 9/30/97 relative to 9.6% for the Lehman Brothers Government Corporate Index. The $7.6 billion Bond Fund of America is team managed by a group of portfolio counselors from the well-respected Capital Research and Management Company, the investment adviser to The American Funds Group, one of the nation's oldest and largest mutual fund families.

* Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield and capital appreciation potential.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*** Lehman Brothers Government/Corporate Bond Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The index is unmanaged, and investments cannot be made in an index.

Separating this fund from many others is the fact that the four portfolio counselors (with more than 109 years of combined investment experience) are each allocated a specific portion of the portfolio to manage within which each is able to specialize on a more narrow segment of the fixed-income markets. For example, Richard Schotte focuses his energies on uncovering bargains in the high-yield corporate bond sector, while John Smet analyzes mortgage-backed securities. This broadly-diversified fund invests in bonds issued by companies in various industries, by the U.S. Treasury, by governments abroad, mortgage-backed issues, as well as asset-backed securities (such as those made up of credit card, boat or auto loans).

It has been our pleasure to hold the Clipper Fund within the FundManager Growth Portfolio for over a decade. Since the fund's inception in February of 1984, James Gipson has skillfully managed the Clipper Fund with an S&P 500-topping 10-year average annualized return of 16.1% through September 30, 1997, versus 14.7% for the broad market index.* Joining the portfolio management team in 1994, Michael Sandler and Gipson attempt to estimate how much a company would fetch in a buyout based on the intrinsic value of the firms they seek to hold in the portfolio. Stocks are generally purchased at a 30% to 45% discount to this estimated private market value based on their use of discounted cash flow analysis. This labor-intensive, strict value methodology normally guides the fund toward the identification of large-capitalization undervalued firms often in out-of-favor sectors of the market. As of the end of the quarter, the fund was 61.5%

invested in equities, within a concentrated portfolio of only 18 stocks. The characteristics that unite these select firms include strong positive cash flows, high returns on equity, good franchises (often global in reach), as well as strong management.

In the booming months leading up to 1987's October crash, this fund presciently held 45% of its assets in stocks. Heading into the turmoil that has begun in the fourth quarter of 1997, the Clipper Fund was holding 38.5% in fixed-income securities and cash as these managers continue to stick with their value orientation, unable to find cheap stocks on an absolute basis in this roaring market.

POSTSCRIPT

After the close of your fund's fiscal year, and after I completed the above letter, the explosive events of late October ensued. The currency collapse in Southeast Asia, the crisis in the Hang Seng Index, the attack on the Hong Kong dollar, and the effect those events had on stock markets around the globe precipitated the most dramatic test of investor confidence in the past decade.

We are pleased to tell you that once again the ability of multifund portfolios to provide safe havens in periods of turbulence proved itself in these trying times. All three equity Portfolios in FundManager -- Aggressive Growth, Growth, and Growth with Income -- were down substantially less than the general market on Monday, October 27, when the Dow Jones Industrial Average declined 7.2% for the day.

* S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

In terms of portfolio modifications which were triggered by those events, in the Growth Portfolio, the ratio between growth and value was reduced to 65%-35% and may be reduced further in coming weeks. In the Managed Total Return Portfolio, taking advantage of the rally in bonds which accompanied the decline in stocks, we shifted 15% out of bonds. The current allocations are: 15% aggressive growth, 20% growth, 20% growth with income, 40% bonds, and 5% money market. Any further weakness in the stock market will be utilized as an additional buying opportunity.

As always, we appreciate your continued support and welcome your comments and questions.

Respectfully submitted,
Michael D. Hirsch
[Graphic]


PERFORMANCE SUMMARY
AGGRESSIVE GROWTH PORTFOLIO -- FINANCIAL ADVISER CLASS

Growth of $10,000 Invested in Aggressive Growth Portfolio

The graph below illustrates the hypothetical investment of $10,000 in Financial Adviser Class of the Aggressive Growth Portfolio (AGP) from October 1, 1987 to September 30, 1997, compared to the Russell 2000 Index (R2000)+ and Lipper Capital Appreciation Average (LCAA).++

Graphic representation omitted; see Appendix A.

Average Annual Total Returns for the Period Ended September 30, 1997

1 Year      24.2%
5 Year      16.5%
10 Year     11.1%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* The Portfolio's performance assumes the reinvestment of all dividends and distributions. The R2000 and LCAA have been adjusted to reflect reinvestment of dividends on securities in the index and average. Effective May 8, 1995, the Portfolio no longer imposes a one-time sales charge.

+ The R2000 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance.
The index is unmanaged.

++ The LCAA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category and are not adjusted to reflect any sales charges. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

AGGRESSIVE GROWTH PORTFOLIO --
NO-LOAD CLASS

Growth of $10,000 Invested in Aggressive Growth Portfolio

The graph below illustrates the hypothetical investment of $10,000 in No-Load Class of the Aggressive Growth Portfolio (AGP) from October 1, 1995 (start of performance) to September 30, 1997, compared to the Russell 2000 Index (R2000)+ and Lipper Capital Appreciation Average (LCAA).++

Graphic representation omitted; see Appendix B.

Average Annual Total Returns for the Period Ended September 30, 1997

1 Year                                  24.8%
Start of Performance (October 1, 1995)  18.6%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* The Portfolio's performance assumes the reinvestment of all dividends and distributions. The R2000 and the LCAA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

+ The R2000 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance.
The index is unmanaged.

++ The LCAA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category and are not adjusted to reflect any sales charges. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

PERFORMANCE SUMMARY

GROWTH PORTFOLIO -- FINANCIAL ADVISER CLASS

Growth of $10,000 Invested in Growth Portfolio

The graph below illustrates the hypothetical investment of $10,000 in Financial Adviser Class of the Growth Portfolio (GP) from October 1, 1987 to September 30, 1997, compared to the Standard & Poor's 500 Index (S&P 500)+ and Lipper Growth Average (LGA).++

Graphic representation omitted; see Appendix C.

Average Annual Total Returns for the Period Ended September 30, 1997

1 Year        36.9%
5 Year        18.2%
10 Year       12.2%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* The Portfolio's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LGA have been adjusted to reflect reinvestment of dividends on securities in the index and average. Effective May 8, 1995, the Portfolio no longer imposes a one-time sales charge.

+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance.
The index is unmanaged.

++ The LGA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category and are not adjusted to reflect any sales charges. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH PORTFOLIO -- NO-LOAD CLASS

Growth of $10,000 Invested in Growth Portfolio

The graph below illustrates the hypothetical investment of $10,000 in No-Load Class of the Growth Portfolio (GP) from October 1, 1995 (start of performance) to September 30, 1997, compared to the Standard & Poor's 500 Index (S&P 500)+ and Lipper Growth Average (LGA).++

Graphic representation omitted; see Appendix D.

Average Annual Total Returns for the Period Ended September 30, 1997

1 Year                                  37.6%
Start of Performance (October 1, 1995)  25.3%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* The Portfolio's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance.
The index is unmanaged.

++ The LGA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category and are not adjusted to reflect any sales charges. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

PERFORMANCE SUMMARY

GROWTH WITH INCOME PORTFOLIO -- FINANCIAL ADVISER CLASS

Growth of $10,000 Invested in Growth with Income Portfolio

The graph below illustrates the hypothetical investment of $10,000 in Financial Adviser Class of the Growth with Income Portfolio (GIP) from October 1, 1987 to September 30, 1997, compared to the Standard & Poor's 500 Index (S&P 500),+ Lehman Government Corporate Total Index (LG/CI),+ and Lipper Growth & Income Average (LG&IA).++

Graphic representation omitted; see Appendix E.

Average Annual Total Returns for the Period Ended September 30, 1997

1 Year       34.3%
5 Year       17.6%
10 Year      12.1%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* The Portfolio's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LG/CI, and LG&IA have been adjusted to reflect reinvestment of dividends on securities in the indices and average. Effective May 8, 1995, the Portfolio no longer imposes a one-time sales charge.

+ The S&P 500 and LG/CI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The indices are unmanaged.

++ The LG&IA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category and are not adjusted to reflect any sales charges. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH WITH INCOME PORTFOLIO --
NO-LOAD CLASS

Growth of $10,000 Invested in Growth with Income Portfolio

The graph below illustrates the hypothetical investment of $10,000 in the No-Load Class of the Growth with Income Portfolio (GIP) from October 1, 1995 (start of performance) to September 30, 1997, compared to the Standard & Poor's 500 Index (S&P 500),+ Lehman Government Corporate Total Index (LG/CI),+ and Lipper Growth & Income Average (LG&IA).++

Graphic representation omitted; see Appendix F.

Average Annual Total Returns for the Period Ended September 30, 1997

1 Year                                  34.9%
Start of Performance (October 1, 1995)  24.0%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* The Portfolio's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LG/CI, and LG&IA have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

+ The S&P 500 and LG/CI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The indices are unmanaged.

++ The LG&IA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category and are not adjusted to reflect any sales charges. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

PERFORMANCE SUMMARY

BOND PORTFOLIO -- FINANCIAL ADVISER CLASS

Growth of $10,000 Invested in Bond Portfolio

The graph below illustrates the hypothetical investment of $10,000 in Financial Adviser Class of the Bond Portfolio (BP) from October 1, 1987 to September 30, 1997, compared to the Lehman Government/Corporate Total Index (LG/CI)+ and Lipper General Bond Average (LGBA).++

Graphic representation omitted; see Appendix G.

Average Annual Total Returns for the Period Ended September 30, 1997

1 Year        8.5%
5 Year        5.8%
10 Year       7.2%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* The Portfolio's performance assumes the reinvestment of all dividends and distributions. The LG/CI and LGBA have been adjusted to reflect reinvestment of dividends on securities in the index and average. Effective May 8, 1995, the Portfolio no longer imposes a one-time sales charge.

+ The LG/CI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance.
The index is unmanaged.

++ The LGBA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category and are not adjusted to reflect any sales charges. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

For this illustration, the LGBA began performance December 31, 1990. The index was assigned a beginning value of $12,362, the value of the Portfolio on December 31, 1990.

BOND PORTFOLIO -- NO-LOAD CLASS

Growth of $10,000 Invested in Bond Portfolio

The graph below illustrates the hypothetical investment of $10,000 in No-Load Class of the Bond Portfolio (BP) from October 1, 1995 (start of performance) to September 30, 1997, compared to the Lehman Government/Corporate Total Index (LG/CI)+ and Lipper General Bond Average
(LGBA).++

Graphic representation omitted; see Appendix H.

Average Annual Total Returns for the Period Ended September 30, 1997

1 Year                                     8.9%
Start of Performance (October 1, 1995)     6.4%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* The Portfolio's performance assumes the reinvestment of all dividends and distributions. The LG/CI and LGBA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

+ The LG/CI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance.
The index is unmanaged.

++ The LGBA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category and are not adjusted to reflect any sales charges. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

PERFORMANCE SUMMARY

MANAGED TOTAL RETURN PORTFOLIO --
FINANCIAL ADVISER CLASS

Growth of $10,000 Invested in Managed Total Return Portfolio

The graph below illustrates the hypothetical investment of $10,000 in the Managed Total Return (MTR) Portfolio from August 4, 1988 (start of performance) to September 30, 1997, compared to the Lehman Government/Corporate Total Index (LG/CI)+ and Lipper General Bond Average
(LGBA).++

Graphic representation omitted; see Appendix I.

Average Annual Total Returns for the Period Ended September 30, 1997

1 Year                                  17.4%
5 Year                                   9.9%
Start of Performance (August 4, 1988)    9.7%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* The Portfolio's performance assumes the reinvestment of all dividends and distributions. The LG/CI and LGBA have been adjusted to reflect reinvestment of dividends on securities in the index and average. Effective May 8, 1995, the Portfolio no longer imposes a one-time sales charge.

+ The LG/CI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance.
The index is unmanaged.

++ The LGBA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category and are not adjusted to reflect any sales charges. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

For this illustration, the LGBA began performance December 31, 1990. The index was assigned a beginning value of $11,768, the value of the Portfolio on December 31, 1990.

FUNDMANAGER PORTFOLIOS
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997

AGGRESSIVE GROWTH PORTFOLIO

High capital appreciation. Seeks capital appreciation without regard to current income.

                                                 MARKET
  SHARES                                         VALUE
 MID CAP FUNDS -- (49.0%)
      118 Aim Aggressive Growth Fund
          (Class A)                        $         6,289
  132,750 Barron Asset Fund                      6,296,333
  169,500 FPA Capital Fund                       6,266,422
       24 John Hancock Regional Bank
          Fund (Class A)                             1,159
  211,597 T. Rowe Price Mid-Cap Growth           6,119,371
          TOTAL MID CAP FUNDS                   18,689,574
 LARGE CAP FUNDS -- (32.6%)
  179,105 Harbor Capital Appreciation
          Fund                                   6,383,294
  137,089 Brandywine Fund                        6,019,597
          TOTAL LARGE CAP FUNDS                 12,402,891
 GLOBAL FUNDS -- (17.4%)
  318,038 Franklin Mutual Discovery Fund
          (Class Z)                              6,634,281
          TOTAL INVESTMENTS AT MARKET VALUE
          (COST $28,838,243)(A)                 37,726,746
          OTHER ASSETS NET OF LIABILITIES          394,042
          NET ASSETS (100.0%)                 $ 38,120,788

[Graphic]


GROWTH PORTFOLIO

Modest capital appreciation. Primarily seeks long-term capital appreciation. Current income is a secondary consideration.

                                                 MARKET
  SHARES                                         VALUE
 GROWTH FUNDS -- (68.9%)
  211,305 Davis New York Venture Fund        $   4,923,403
   99,656 Guardian Park Avenue Fund, Inc.        4,879,172
  398,891 Vanguard Index Trust Growth Fund       8,815,489
  304,848 Yacktman Fund                          4,886,719
          TOTAL GROWTH FUNDS                    23,504,783
 VALUE FUNDS -- (30.1%)
        6 FPA Paramount Fund, Inc.                      98
   15,235 Clipper Fund                           1,267,864
   12,596 Dodge & Cox Stock Fund                 1,288,163
   62,663 MAS Value Portfolio                    1,276,439
   83,383 Franklin Mutual Beacon Fund
          (Class Z)                              1,309,110
   43,868 Sound Shore Fund, Inc.                 1,309,450
  181,054 Vanguard Index Trust Value Fund        3,802,136
          TOTAL VALUE FUNDS                     10,253,260
          TOTAL INVESTMENTS AT MARKET VALUE
          (COST $26,702,247)(B)                 33,758,043
          OTHER ASSETS NET OF LIABILITIES          341,764
          NET ASSETS (100.0%)                $  34,099,807

[Graphic]

     (See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997

GROWTH WITH INCOME PORTFOLIO

Income and modest capital appreciation. Seeks a combination of capital appreciation and current income.

                                               MARKET
  SHARES                                        VALUE
 GROWTH AND INCOME FUNDS -- (55.4%)
  501,701 AIM Charter Fund                 $   7,038,872
  228,507 Fundamental Investors                7,022,009
  453,225 Lord Abbett Affiliated Fund          7,043,120
          TOTAL GROWTH AND
          INCOME FUNDS                        21,104,001
 BALANCED FUNDS -- (9.2%)
  221,940 UAM FPA Crescent Portfolio           3,500,000
 EQUITY INCOME FUNDS -- (34.7%)
  150,607 Hotchkis & Wiley Equity
          Income Fund                          3,530,226
  179,882 T. Rowe Price Equity
          Income Fund                          4,844,220
  156,937 Washington Mutual
          Investors Fund                       4,816,394
          TOTAL EQUITY INCOME FUNDS           13,190,840
          TOTAL INVESTMENTS AT MARKET VALUE
          (COST $29,085,141)(C)               37,794,841
          OTHER ASSETS NET OF LIABILITIES        279,695
          NET ASSETS (100.0%)              $  38,074,536

[Graphic]

BOND PORTFOLIO

Monthly income. Seeks a high level of current income.

                                                 MARKET
   SHARES                                         VALUE
 SHORT MATURITY FUNDS -- (9.3%)
   553,676 Vanguard Admiral Funds, Inc. -
           Short-Term U.S. Treasury
           Portfolio                         $   5,575,514
    55,588 Vanguard Fixed Income Securities
           Fund - Short-Term U.S. Treasury
           Portfolio                               566,439
           TOTAL SHORT MATURITY FUNDS            6,141,953
 INTERMEDIATE MATURITY FUNDS -- (77.2%)
   473,746 Bond Fund of America, Inc.            6,651,397
   590,445 FPA New Income Fund                   6,636,604
   541,599 MAS Fixed Income Portfolio            6,618,337
   492,753 MFS Bond Fund (Class A)               6,676,798
   617,363 PIMCO Total Return Fund               6,624,308
   659,594 Vanguard Admiral Funds, Inc. -
           Intermediate Term U.S.
           Treasury Portfolio                    6,800,416
   510,321 Vanguard Fixed Income
           Securities Fund - Intermediate
           Term Corporate Bond Portfolio         5,036,866
   547,279 Vanguard Fixed Income
           Securities Fund - Intermediate
           Term U.S. Treasury Portfolio          5,751,903
           TOTAL INTERMEDIATE MATURITY FUNDS
 50,796,629
 LONG MATURITY FUNDS -- (12.5%)
   183,613 Vanguard Admiral Funds, Inc. -
           Long-Term U.S. Treasury Portfolio     1,927,938
   398,136 Vanguard Fixed Income
           Securities Fund - Long-Term
           Corporate Bond Portfolio              3,607,109
   266,910 Vanguard Fixed Income
           Securities Fund - Long-Term
           U.S. Treasury Portfolio               2,719,808
           TOTAL LONG MATURITY FUNDS             8,254,855
           TOTAL INVESTMENTS AT MARKET VALUE
           (COST $63,546,924)(D)                65,193,437
           OTHER ASSETS NET OF LIABILITIES         584,723
           NET ASSETS (100.0%)               $  65,778,160

[Graphic]

     (See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997

MANAGED TOTAL RETURN PORTFOLIO

Asset allocation. Seeks high total return through disciplined asset allocation.

                                                 MARKET
  SHARES                                         VALUE
 AGGRESSIVE GROWTH FUNDS -- (10.2%)
    9,613 Brandywine Fund                    $     422,108
   11,355 FPA Capital Fund                         419,808
   16,614 Franklin Mutual-Discovery Fund
          (Class Z)                                346,573
          TOTAL AGGRESSIVE GROWTH FUNDS          1,188,489
 GROWTH FUNDS -- (15.0%)
    6,251 Clipper Fund                             520,175
   25,346 Davis New York Venture Fund
          (Class A)                                590,555
   12,830 Guardian Park Avenue Fund, Inc.          628,159
          TOTAL GROWTH FUNDS                     1,738,889
 GROWTH & INCOME FUNDS -- (15.0%)
   28,936 Fundamental Investors, Inc.              889,218
   31,606 T. Rowe Price Equity Income Fund         851,149
          TOTAL GROWTH AND INCOME FUNDS          1,740,367
 FIXED INCOME FUNDS -- (54.8%)
  113,720 Bond Fund of America, Inc.             1,596,630
  148,308 PIMCO Total Return Fund                1,591,344
   36,401 Vanguard Admiral Funds, Inc. -
          Long-Term U.S. Treasury
          Portfolio                                382,210
  282,491 Vanguard Fixed Income
          Securities Fund - Intermediate
          Term Corporate Bond Portfolio          2,788,184
          TOTAL FIXED INCOME FUNDS               6,358,368
          TOTAL INVESTMENTS AT MARKET VALUE
          (COST $9,743,274)(E)               $  11,026,113
          OTHER ASSETS NET OF LIABILITIES          580,194
          NET ASSETS (100.0%)                $  11,606,307

[Graphic]

(a) Aggregate cost for federal income tax purposes is $28,838,248. The gross unrealized appreciation is $8,888,498: the gross unrealized depreciation is $0, resulting in net unrealized appreciation of $8,888,498 for federal income tax purposes.

(b) Aggregate cost for federal income tax purposes is $26,707,524. The gross unrealized appreciation is $7,050,519: the gross unrealized depreciation is $0, resulting in net unrealized appreciation of $7,050,519 for federal income tax purposes.

(c) Aggregate cost for federal income tax purposes is $29,096,427. The gross unrealized appreciation is $8,698,414: the gross unrealized depreciation is $0, resulting in net unrealized appreciation of $8,698,414 for federal income tax purposes.

(d) Aggregate cost for federal income tax purposes is $63,710,110. The gross unrealized appreciation is $1,483,327: the gross unrealized depreciation is $0, resulting in net unrealized appreciation of $1,483,327 for federal income tax purposes.

(e) Aggregate cost for federal income tax purposes is $9,768,695. The gross unrealized appreciation is $1,257,418: the gross unrealized depreciation is $0, resulting in net unrealized appreciation of $1,257,418 for federal income tax purposes.

Note: The Growth Portfolio designates $3,032,406 of the dividends paid during the year ended September 30, 1997, as capital gain dividends for federal income tax purposes. The Aggressive Growth Portfolio designates $3,923,319 of the dividends paid during the year ended September 30, 1997, as capital gain dividends for federal income tax purposes.

     (See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997

                                       AGGRESSIVE                     GROWTH WITH                     MANAGED
                                         GROWTH         GROWTH          INCOME           BOND      TOTAL RETURN
                                       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
 Assets:
  Investments, at value*              $37,726,746     $33,758,043     $37,794,841    $65,193,437    $11,026,113
  Cash                                    500,128         318,623         331,658        335,281        592,753
  Receivable for fund shares sold          36,880          57,623          16,272        100,638            267
  Dividend receivable                 --                   21,574          20,155        231,097         25,334
   Total assets                        38,263,754      34,155,863      38,162,926     65,860,453     11,644,467
 Liabilities:
  Payable for investments                --                  --            20,939         --              --
  purchased
  Payable for fund shares redeemed        134,353           8,023           --             --             --
  Administrative fee payable                4,041           3,582           3,869          6,977          1,225
  Distribution expense payable             --              26,477          29,030         46,506         18,862
  Custodian fee payable                    --               2,169          11,300          1,757          8,588
  Accrued Expenses                          4,572          15,805          23,252         27,023          9,485
   Total liabilities                      142,966          56,056          88,390         82,293         38,160
 Net Assets                          $ 38,120,788     $34,099,807     $38,074,536    $65,778,160    $11,606,307
 Financial Adviser Class:
  Shares Outstanding                    1,963,321       1,843,969       1,965,232      6,184,570        962,428
  Net Assets                         $ 36,199,660     $32,835,425     $37,274,165    $63,556,884    $11,606,307
  Net Asset Value                    $      18.44         $ 17.81         $ 18.97        $ 10.28        $ 12.06
 No-Load Class:
  Shares Outstanding                      103,510          70,876          42,633        214,805           --
  Net Assets                          $ 1,921,128     $ 1,264,382     $   800,371    $ 2,221,276           --
  Net Asset Value                     $     18.56     $     17.84         $ 18.77        $ 10.34           --
 Net Assets consist of:
  Paid in capital                     $25,719,089     $21,269,489     $23,829,081    $67,225,091    $ 9,369,676
  Undistributed net
  investment income                         9,012           --              --           470,672         59,883
  Accumulated realized gain (loss)      3,504,184       5,774,522       5,535,755     (3,564,116)       893,909
  Net unrealized appreciation
  (depreciation)                        8,888,503       7,055,796       8,709,700      1,646,513      1,282,839
 Net Assets                          $ 38,120,788     $34,099,807     $38,074,536    $65,778,160    $11,606,307
  *Investments, at cost              $ 28,838,243     $26,702,247     $29,085,141    $63,546,924    $ 9,743,274

     (See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
STATEMENT OF OPERATIONS
FISCAL YEAR ENDED SEPTEMBER 30, 1997

                                             AGGRESSIVE               GROWTH WITH                     MANAGED
                                               GROWTH       GROWTH       INCOME         BOND       TOTAL RETURN
                                              PORTFOLIO   PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO
 Income:
  Dividend income                            $ 357,486     $ 581,326   $ 1,038,342    $ 4,389,782     $ 506,148
 Expenses:
  Advisory fee                                 200,484       154,313       167,415        340,908        58,530
  Transfer agent                                67,990        57,375        60,891         45,787        40,989
  Distribution and shareholder
  service expenses                             191,310       148,154       163,165        328,198        58,410
  Administrative fee                            61,748        47,373        51,488        105,099        18,035
  Audit                                         16,354        15,198        15,502         20,565        11,422
  Printing & Postage                            13,217         9,456        10,168          9,659         6,042
  Custodian fees and fund accounting fees       49,872        45,292        53,927         55,958        44,088
  Legal                                         11,611         9,189         9,180         16,003         2,367
  Registration fees                             23,038        25,360        17,822         25,798         9,979
  Trustee fees                                   3,882         3,187         2,873          5,173         2,326
  Insurance expense                              2,341         1,684         2,085          4,649           836
  Miscellaneous                                    738          --             169            668         2,722
  Total expenses                               642,585       516,581       554,685        958,465       255,746
  Waiver of administrative fee                 (11,217)       (8,360)       (9,251)       (19,270)       (3,307)
  Custodian earnings credits (Note 5)           (1,491)       (7,176)       (8,247)        (8,729)       (9,933)
  Net expenses                                 629,877       501,045       537,187        930,466       242,506
 Net investment income                        (272,391)       80,281       501,155      3,459,316       263,642
 Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment     1,823,387     4,250,172     4,246,151       (118,621)      788,564
  Net realized gains received from
  underlying funds                           1,840,897     1,661,398     1,438,254        160,489       262,714
  Net change in unrealized
  appreciation (depreciation)                5,133,734     3,662,887     3,631,243      1,923,463       540,852
 Net realized and unrealized gain (loss)     8,798,018     9,574,457     9,315,648      1,965,331     1,592,130
  Net increase (decrease) in net assets
  resulting from operations                $ 8,525,627    $9,654,738   $ 9,816,803    $ 5,424,647   $ 1,855,772

     (See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS

 FOR THE FISCAL                  AGGRESSIVE GROWTH              GROWTH PORTFOLIO              GROWTH WITH INCOME
 YEAR ENDED                          PORTFOLIO                                                    PORTFOLIO
 SEPTEMBER 30,
 INCREASE                     1997            1996            1997           1996              1997               1996
 (DECREASE) IN
 NET ASSETS
 FROM:
 Operations
 Net investment              $ (272,391)  $   266,908   $     80,281    $     10,760      $    501,155     $      1,188,854
 income (loss)
 Net realized                 3,664,284     5,623,017      5,911,570       3,731,601         5,684,405            4,021,879
 gain (loss) on
 investments and
 underlying
 funds
 Change in                    5,133,734    (1,522,338)     3,662,887        (308,815)        3,631,243             (745,572)
 unrealized
 appreciation
 (depreciation)
  Net increase                8,525,627     4,367,587      9,654,738       3,433,546         9,816,803            4,465,161
  (decrease) in
  net assets
  resulting from
  operations
 Financial Adviser
 Class
 Dividends and
 distributions from:
 Net investment              (147,770)     (824,279)     (510,906)          (411,153)        (693,670)           (1,768,401)
 income
 Net realized              (4,353,531)   (5,432,040)   (3,077,506)        (4,398,651)      (4,130,314)           (5,595,638)
 gains
  Total                    (4,501,301)   (6,256,319)   (3,588,412)        (4,809,804)      (4,823,984)           (7,364,039)
  distributions
 Capital share
 transactions:
 Proceeds from              8,781,300    11,562,398     5,445,210          7,261,283        5,226,373             4,712,857
 sales of shares
 Reinvestment of            4,412,280     4,687,699     3,236,436          3,125,091        4,215,023             4,533,318
 dividends
 Payments for             (19,564,579)   (9,013,894)   (8,184,865)        (8,351,421)      (8,502,204)          (10,388,950)
 shares redeemed
  Total from               (6,370,999)    7,236,203       496,781          2,034,953          939,192            (1,142,775)
  share
  transactions
 No-Load Class
 Dividends and
 distributions from:
 Net investment              (14,095)       (2,446)       (26,438)           (11,296)         (25,855)              (15,005)
 income
 Net realized               (176,417)      (15,496)      (116,120)           (12,543)         (97,318)              (22,147)
 gains
  Total                     (190,512)      (17,942)      (142,558)           (23,839)        (123,173)              (37,152)
  distributions
 Capital share
 transactions:
 Proceeds from               696,951      1,440,407       465,686            900,243          294,004               691,373
 sales of shares
 Reinvestment of               1,639         17,942         6,380             12,806           16,388                29,943
 dividends
 Payments for               (417,057)       (79,100)     (309,640)           (53,014)        (237,458)              (93,171)
 shares redeemed
  Total from                 281,533      1,379,249       162,426            860,035           72,934               628,145
  share
  transactions
 Total Increase           (2,255,652)     6,708,778     6,582,975          1,494,891        5,881,772            (3,450,660)
 (Decrease) in
 Net Assets
 Net Assets:
 Beginning of             40,376,440     33,667,662    27,516,832         26,021,941       32,192,764            35,643,424
 year
 End of year             $38,120,788    $40,376,440   $34,099,807        $27,516,832      $38,074,536           $32,192,764
  Undistributed              $ 9,012      $ 100,956     $ --               $ 136,071       $ --                    $ 54,611
  Net Investment
  Income
 Shares Outstanding:
 Financial Adviser
 Class
 Beginning of              2,318,177    1,838,433      1,776,631           1,612,567       1,891,259              1,949,419
 year
 Shares sold                 535,301      717,174        356,666             504,686         298,724                287,591
 Reinvestment of             292,718      310,280        230,169             227,151         273,767                280,600
 dividends
 Shares redeemed          (1,182,875)   (547,710)       (519,497)           (567,773)       (498,518)              (626,351)
 End of year               1,963,321    2,318,177      1,843,969           1,776,631       1,965,232              1,891,259
 No-Load Class
 Beginning of                 84,732       --             58,324                --            37,188
 year
 Shares sold                  43,615       88,427         30,883              61,018          18,095                 41,141
 Reinvestment of                 106        1,186            397                 933           1,049                  1,855
 dividends
 Shares redeemed             (24,943)     (4,881)        (18,728)             (3,627)        (13,699)                (5,808)
 End of year                 103,510      84,732          70,876              58,324          42,633                 37,188


FUNDMANAGER PORTFOLIOS
STATEMENT OF OPERATIONS
FISCAL YEAR ENDED SEPTEMBER 30, 1997

FOR THE FISCAL                      BOND PORTFOLIO                   MANAGED TOTAL
 YEAR ENDED                                                        RETURN PORTFOLIO
 SEPTEMBER 30,
 INCREASE                      1997               1996          1997              1996
 (DECREASE) IN
 NET ASSETS
 FROM:
 Operations
 Net investment                $ 3,459,316     $ 3,811,768       $ 263,642     $     494,711
 income (loss)
 Net realized                       41,868        (282,297)      1,051,278           948,274
 gain (loss) on
 investments and
 underlying
 funds
 Change in                        1,923,463       (544,860)        540,852          (468,365)
 unrealized
 appreciation
 (depreciation)
  Net increase                    5,424,647      2,984,611       1,855,772           974,620
  (decrease) in
  net assets
  resulting from
  operations
 Financial Adviser Class
 Dividends and
 distributions from:
 Net investment                  (3,534,481)   (4,260,538)       (385,086)          (614,026)
 income
 Net realized                          --           --           (889,268)          (636,120)
 gains
  Total                           (3,534,481)  (4,260,538)     (1,274,354)         (1,250,146)
  distributions
 Capital share
 transactions:
 Proceeds from                    27,364,356    6,954,937       1,198,275           1,069,066
 sales of shares
 Reinvestment of                   1,647,269    2,428,436       1,320,233           1,225,106
 dividends
 Payments for                    (37,319,454) (15,321,843)     (3,616,172)         (4,645,420)
 shares redeemed
  Total from                      (8,307,829)  (5,938,470)     (1,097,664)         (2,351,248)
  share
  transactions
 No-Load Class
 Dividends and
 distributions from:
 Net investment                     (125,228)    (42,793)            --                    --
 income
 Net realized                            --           --              --                   --
 gains
  Total                             (125,228)    (42,793)             --                   --
  distributions
 Capital share
 transactions:
 Proceeds from                       655,314    2,095,355            --                    --
 sales of shares
 Reinvestment of                      67,264       11,328            --                    --
 dividends
 Payments for                       (555,748)    (113,888)           --                    --
 shares redeemed
  Total from                         166,830     1,992,795          --                     --
  share
  transactions
 Total Increase                   (6,376,061)  (5,264,395)      (516,246)         (2,626,774)
 (Decrease) in
 Net Assets
 Net Assets:
 Beginning of                     72,154,221   77,418,616     12,122,553          14,749,327
 year
 End of year                     $65,778,160  $72,154,221    $11,606,307         $12,122,553
  Undistributed                    $ 470,672    $ 608,814       $ 59,883            $ 99,297
  Net Investment
  Income
 Shares Outstanding:
 Financial Adviser Class
 Beginning of                      7,015,708    7,583,952      1,058,564           1,266,151
 year
 Shares sold                       2,689,498      689,245        105,534              94,665
 Reinvestment of                     163,682      239,118        122,005             108,144
 dividends
 Shares redeemed                 (3,684,318)   (1,496,607)      (323,675)           (410,396)
 End of year                      6,184,570     7,015,708        962,428           1,058,564
 No-Load Class
 Beginning of                       198,015         --             --                   --
 year
 Shares sold                         64,621       208,277          --                   --
 Reinvestment of                      6,665         1,103          --                   --
 dividends
 Shares redeemed                    (54,496)      (11,365)         --                   --
 End of year                        214,805       198,015          --                   --

     (See Notes which are an integral part of the Financial Statements)

AGGRESSIVE GROWTH PORTFOLIO: FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                             YEAR ENDED SEPTEMBER 30,
                                                              1997         1996        1995(A)        1994        1993
 NET ASSET VALUE, BEGINNING OF PERIOD                         $16.80       $18.31       $15.57       $16.70       $14.71
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income (operating loss)                      (0.12)(b)      0.12(b)     (0.13)       (0.08)       (0.04)
  Net realized and unrealized gain (loss) on investments       3.75          1.64         3.70         0.62         2.87
   Total from investment operations                            3.63          1.76         3.57         0.54         2.83
 LESS DISTRIBUTIONS
  Distributions from net investment income                    (0.07)        (0.38)         --           --           --
  Distributions from net realized gain
  on investments+                                             (1.92)        (2.89)       (0.83)       (1.67)       (0.84)
   Total distributions                                        (1.99)        (3.27)       (0.83)       (1.67)       (0.84)
 NET ASSET VALUE, END OF PERIOD                              $18.44        $16.80       $18.31       $15.57       $16.70
 TOTAL RETURN(C)                                              24.16%        12.10%       24.30%       3.30%        19.90%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                      $36,200       $38,944       $33,668     $37,766       $31,201
  Ratio of expenses to average net assets                     1.62%         1.67%         1.65%       1.70%         1.52%
  Ratio of net investment income to average net assets      (0.70%)         0.74%       (0.68%)     (0.57%)       (0.24%)
  Ratio of expense waivers to average net assets(d)           0.03%         0.06%           --          --            --
  Portfolio turnover                                            51%          158%           50%         43%           35%
  +Paid from realized net short-term gain                     $0.28         $0.27         $0.04       $0.25          --

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares. Effective May 8, 1995, the Portfolio no longer imposed a one-time sales charge.

(d) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

AGGRESSIVE GROWTH PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                                          YEAR ENDED
                                                                                         SEPTEMBER 30,
                                                                                     1997           1996
 NET ASSET VALUE, BEGINNING OF PERIOD                                               $16.91         $18.31
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income (operating loss)                                            (0.04)(a)      0.04(a)
  Net realized and unrealized gain on investments                                   3.76           1.83
   Total from investment operations                                                 3.72           1.87
 LESS DISTRIBUTIONS
  Distributions from net investment income                                          (0.15)         (0.38)
  Distributions from net realized gain on investments+                              (1.92)         (2.89)
   Total distributions                                                              (2.07)         (3.27)
 NET ASSET VALUE, END OF PERIOD                                                     $18.56         $16.91
 TOTAL RETURN(B)                                                                    24.76%         12.77%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                                              $1,921         $1,432
  Ratio of expenses to average net assets                                            1.12%          1.15%
  Ratio of net investment income to average net assets                             (0.25)%          0.24%
  Ratio of expense waivers to average net assets(c)                                  0.03%          0.06%
  Portfolio turnover                                                                   51%           158%
  +Paid from realized net short-term gain                                            $0.28          $0.27

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

GROWTH PORTFOLIO: FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                       YEAR ENDED SEPTEMBER 30,
                                                   1997       1996      1995(A)         1994           1993
 NET ASSET VALUE, BEGINNING OF PERIOD            $14.99      $16.14       $14.09        $14.62         $14.40
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income (operating loss)           0.04(b)     0.01(b)     (0.02)        (0.05)         0.02
  Net realized and unrealized gain
  on investments                                   4.91        1.85         2.99          0.69           2.10
  Total from investment operations                 4.95        1.86         2.97          0.64           2.12
 LESS DISTRIBUTIONS
  Distributions from net investment income        (0.30)      (0.24)         --            --             --
  Distributions from net realized gain
  on investments+                                 (1.83)      (2.77)       (0.92)        (1.17)         (1.90)
  Total distributions                             (2.13)      (3.01)       (0.92)        (1.17)         (1.90)
 NET ASSET VALUE, END OF PERIOD                  $17.81      $14.99       $16.14        $14.09         $14.62
 TOTAL RETURN(C)                                  36.92%      13.46%      22.60%        4.50%          16.00%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)           $32,835    $26,639      $26,022       $34,205        $21,919
  Ratio of expenses to average
  net assets                                       1.70%      1.81%        1.71%         1.71%          1.70%
  Ratio of net investment income
  to average net assets                            0.23%      0.05%      (0.11%)       (0.52%)          0.15%
  Ratio of expense waivers to
  average net assets(d)                            0.05%      0.06%         --            --              --
  Portfolio turnover                                 95%        98%          68%           44%            40%
  +Paid from realized net short-term gain          $0.12      $0.48        $0.10         $0.22          $0.16

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value,which does not reflect the sale charge payable on purchases of shares. Effective May 8, 1995, the Portfolio no longer imposed a one-time sales charge.

(d) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

GROWTH PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                                             YEAR ENDED
                                                                                            SEPTEMBER 30,
                                                                                       1997           1996
 NET ASSET VALUE, BEGINNING OF PERIOD                                                $15.04          $16.14
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income (operating loss)                                             0.11(a)          (0.06)(a)
  Net realized and unrealized gain (loss) on investments                             4.93              2.02
   Total from investment operations                                                  5.04              1.96
 LESS DISTRIBUTIONS
  Distributions from net investment income                                           (0.41)           (0.29)
  Distributions from net realized gain on investments+                               (1.83)           (2.77)
   Total distributions                                                               (2.24)           (3.06)
 NET ASSET VALUE, END OF PERIOD                                                      $17.84          $15.04
 TOTAL RETURN(B)                                                                     37.59%           14.21%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                                               $1,264             $877
  Ratio of expenses to average net assets                                             1.20%            1.30%
  Ratio of net investment income to average net assets                                0.69%          (0.39%)
  Ratio of expense waivers to average net assets(c)                                   0.05%            0.06%
  Portfolio turnover                                                                    95%              98%
  +Paid from realized net short-term gain                                             $0.12               --

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

GROWTH WITH INCOME PORTFOLIO: FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                       YEAR ENDED SEPTEMBER 30,
                                                    1997      1996       1995(A)         1994          1993
 NET ASSET VALUE, BEGINNING OF PERIOD            $16.69       $18.28       $15.99        $16.50        $15.11
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.26(b)      0.60(b)      0.27          0.35          0.28
  Net realized and unrealized gain (loss)
  on investments                                   4.78         1.60         3.19          0.18          1.97
  Total from investment operations                 5.04         2.20         3.46          0.53          2.25
 LESS DISTRIBUTIONS
  Distributions from net investment income        (0.43)       (0.86)       (0.33)        (0.30)        (0.33)
  Distributions from net realized gain
  on investments+                                 (2.33)       (2.93)       (0.84)        (0.74)        (0.53)
  Total distributions                             (2.76)       (3.79)       (1.17)        (1.04)        (0.86)
 NET ASSET VALUE, END OF PERIOD                  $18.97       $16.69       $18.28        $15.99        $16.50
 TOTAL RETURN(C)                                  34.27%       13.73%       23.30%        3.30%         15.50%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)           $37,274      $31,571      $35,643      $52,595         $40,269
  Ratio of expenses to average net assets          1.67%        1.77%        1.59%        1.55%           1.49%
  Ratio of net investment income to
  average net assets                               1.49%        3.57%        1.72%        1.88%           1.77%
  Ratio of expense waivers to average
  net assets(d)                                    0.05%        0.06%         --            --              --
  Portfolio turnover                                 61%          85%          12%          35%             24%
  +Paid from realized net short-term gain           --          $0.06         --          $0.14           $0.09

(a) On February 21, 1995, Freedom Capital Management became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares. Effective May 8, 1995, the Portfolio no longer imposed a one-time sales charge.

(d) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

GROWTH WITH INCOME PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                                      YEAR ENDED
                                                                                     SEPTEMBER 30,
                                                                                  1997             1996
NET ASSET VALUE, BEGINNING OF PERIOD                                           $16.71           $18.28
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                         0.32(a)            0.39(a)
  Net realized and unrealized gain on investments                               4.75               1.86
   Total from investment operations                                             5.07               2.25
 LESS DISTRIBUTIONS
  Distributions from net investment income                                      (0.68)            (0.89)
  Distributions from net realized gain on investments+                          (2.33)            (2.93)
   Total distributions                                                          (3.01)            (3.82)
 NET ASSET VALUE, END OF PERIOD                                                 $18.77           $16.71
 TOTAL RETURN(B)                                                                34.89%            14.06%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                                            $800              $621
  Ratio of expenses to average net assets                                        1.17%             1.28%
  Ratio of net investment income to average net assets                           1.84%             2.42%
  Ratio of expense waivers to average net assets(c)                              0.05%             0.06%
  Portfolio turnover                                                               61%               85%
  +Paid from realized net short-term gain                                           --             $0.06

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

BOND PORTFOLIO : FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                     YEAR ENDED SEPTEMBER 30,
                                                    1997       1996       1995(A)        1994           1993
 NET ASSET VALUE, BEGINNING OF PERIOD               $10.00     $10.21       $ 9.66        $10.67         $10.28
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                0.51(b)    0.52(b)      0.52          0.48           0.60
  Net realized and unrealized gain (loss)
  on investments                                      0.31      (0.14)        0.49         (0.84)         0.43
  Total from investment operations                    0.82       0.38         1.01         (0.36)         1.03
 LESS DISTRIBUTIONS
  Distributions from net investment
  income                                             (0.54)     (0.59)       (0.46)        (0.53)         (0.54)
  Distributions from net realized gain
  on investments                                     --         --           --            (0.12)         (0.10)
  Total distributions                                (0.54)     (0.59)       (0.46)        (0.65)         (0.64)
 NET ASSET VALUE, END OF PERIOD                     $10.28     $10.00       $10.21        $ 9.66         $10.67
 TOTAL RETURN(C)                                      8.45%      3.78%       10.80%        (3.60%)        10.40%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)              $63,557     $70,166     $77,419        $76,769       $54,057
  Ratio of expenses to average net assets             1.43%       1.47%       1.45%          1.43%         1.29%
  Ratio of net investment income to
  average net assets                                  5.07%       5.19%       5.38%          4.67%         5.70%
  Ratio of expense waivers to
  average net assets(d)                               0.04%       0.05%          --             --            --
  Portfolio turnover                                   142%         93%         53%            41%           53%

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value which does not reflect the sale charge payable on purchases of shares. Effective May 8, 1995, the Portfolio no longer imposed a one-time sales charge.

(d) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

BOND PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                                       YEAR ENDED
                                                                                      SEPTEMBER 30,
                                                                                   1997             1996
 NET ASSET VALUE, BEGINNING OF PERIOD                                          $10.04               $10.21
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                          0.57(a)              0.55(a)
  Net realized and unrealized (loss) on investments                              0.30                (0.16)
  Total from investment operations                                               0.87                 0.39
 LESS DISTRIBUTIONS
  Distributions from net investment income                                       (0.57)              (0.56)
  Distributions from net realized gain on investments                             --                  --
    Total distributions                                                          (0.57)              (0.56)
 NET ASSET VALUE, END OF PERIOD                                                 $10.34              $10.04
 TOTAL RETURN(B)                                                                  8.92%               3.88%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                                          $2,221               $1,988
  Ratio of expenses to average net assets                                        0.93%                0.99%
  Ratio of net investment income to average net assets                           5.57%                5.57%
  Ratio of expense waivers to average net assets(c)                              0.04%                0.05%
  Portfolio turnover                                                              142%                  93%

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

MANAGED TOTAL RETURN PORTFOLIO: FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                       YEAR ENDED SEPTEMBER 30,
                                                   1997       1996        1995(A)         1994         1993
 NET ASSET VALUE, BEGINNING OF PERIOD            $11.45      $11.65         $11.24          $12.03       $11.48
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.28(b)     0.42(b)        0.28            0.18         0.29
  Net realized and unrealized gain (loss)
  on investments                                   1.55        0.40           1.18           (0.16)        0.90
  Total from investment operations                 1.83        0.82           1.46            0.02         1.19
 LESS DIVIDENDS
  Distributions from net
  investment income                               (0.32)      (0.50)         (0.30)          (0.31)       (0.26)
  Distributions from net realized gain
  on investments+                                 (0.90)      (0.52)         (0.75)          (0.50)       (0.38)
  Total distributions                             (1.22)      (1.02)         (1.05)          (0.81)       (0.64)
 NET ASSET VALUE, END OF PERIOD                  $12.06      $11.45         $11.65          $11.24       $12.03
 TOTAL RETURN(C)                                  17.42%       7.58%         14.30%          0.10%        10.80%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)           $11,606      $12,123      $ 14,749         $17,515     $ 25,519
  Ratio of expenses to average net assets          2.19%        2.21%         2.09%           1.94%        1.80%
  Ratio of net investment income to
  average net assets                               2.26%        3.68%         2.29%           1.60%        2.54%
  Ratio of expense waivers to
  average net assets(d)                            0.11%        0.06%           --              --           --
  Portfolio turnover                                 73%         159%           50%             50%         40%
  +Paid from realized net short-term gain            --         $0.01           --            $0.13        $0.08

(a) On February 21, 1995, Freedom Capital Management Corporation became Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares. Effective May 8, 1995, the Portfolio no longer imposed a one-time sales charge.

(d) The voluntary expense waivers and earnings credits are reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997

1. DESCRIPTION AND SHARES OF THE PORTFOLIOS. FundManager Portfolios, (the "Trust") consists of a series of five separately managed portfolios (collectively, the "Portfolios"), each with distinct investment objectives. Following is the investment objective of each of the five Portfolios presented herein: Aggressive Growth Portfolio (capital appreciation without regard to current income), Growth Portfolio (long-term capital appreciation with current income a secondary consideration), Growth with Income Portfolio (combination of capital appreciation and current income), Bond Portfolio, (high level of current income), and Managed Total Return Portfolio (high total return, through capital appreciation and current income). The Trust is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end, diversified management investment company established as a "Delaware business trust."

The Trust, with the exception of the Managed Total Return Portfolio, offers both a Financial Adviser Class and a No-Load Class (commenced operations on October 1, 1995) of shares. Managed Total Return Portfolio only offers a Financial Adviser Class. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Financial Adviser Class pays certain distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Portfolio are borne pro rata by each class of shares except that the Financial Adviser Class bears distribution and shareholder service expenses unique to that class of shares.

The Trust retained M.D. Hirsch Division of Freedom Capital Management Corporation ("Freedom") as Investment Adviser ("Adviser"), Signature Broker-Dealer Services, Inc. ("Signature") as Administrator and a Distributor (through November 11, 1996--see Note 3), Federated Administrative Services as Administrator (beginning November 12, 1996), and Tucker Anthony Incorporated and Sutro & Co. Incorporated as Distributors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the Trust's significant accounting policies:

(A) Security Valuation. Shares of other open-end investment companies are valued at their net asset value as reported by such companies. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees (the "Trustees").

(B) Security Transactions and Related Investment Income. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Identified cost of investments sold is used to calculate gains and losses for both financial statement and federal income tax purposes.

(C) Expense Allocation. The Portfolios bear all costs of their operations other than expenses specifically assumed by the investment adviser or the distributors. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses incurred by the Trust with respect to any two or more Portfolios are allocated in proportion to the net asset levels of each Portfolio; except where allocations of direct expenses to each Portfolio can otherwise be made fairly.

(D) Federal Income Taxes. Each Portfolio is treated as a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income, including any net realized gains, to its shareholders.

Accordingly, no provision for federal income or excise tax is required. At September 30, 1997, Bond Portfolio has net capital loss carryforwards on the basis of identified cost, for federal income tax purposes of approximately $3,008,814. These capital loss carryforwards will be used to offset any future realized gains to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Bond Portfolio of any liability for federal income tax. The capital losses of $478,848, $1,762,165, and $767,801 will expire September 30, 2005, September 30, 2003, and September 30, 1998, respectively.

(E) Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to losses deferred on wash sales, post October 31 losses, and short-term capital gain distributions received by the Portfolios from other open-end investment companies.

(F) Use of Estimates. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(G) Reclassification of Net Asset Accounts. During the year ended September 30, 1997, the Portfolios reclassified the effects of certain differences between the financial statement amounts and distributions determined in accordance with income tax regulations. These differences were reclassified
[increase/(decrease)] between undistributed net investment income and accumulated net realized gain/(loss) on investments:

                           UNDISTRIBUTED     ACCUMULATED
                               NET           NET REALIZED
                           INVESTMENT       GAIN/(LOSS) ON
                             INCOME          INVESTMENTS
 Aggressive Growth
 Portfolio                $  342,312       $  (342,312)
 Growth Portfolio            320,992          (320,992)
 Growth and Income
 Portfolio                   163,759          (163,759)
 Bond Portfolio               62,251           (62,251)
 Managed Total Return
 Portfolio                    82,030           (82,030)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(A) Advisory Fees. The Trust retains Freedom Capital Management Corporation ("Freedom") to act as Investment Adviser ("Adviser"). Freedom is responsible for the investment management of each Portfolio's assets, including the responsibility for making the investment decisions and placing orders for the purchase and sale of the Portfolios' investments directly with the issuers or with brokers or dealers selected by it in its discretion, including the distributors. Freedom also furnished to the Trustees, who have overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Portfolios. For its services as Adviser, Freedom receives from each Portfolio a fee, payable monthly, at the annual rate of 0.50% of each Portfolio's average daily net assets up to $500 million and 0.40% of average daily net assets in excess of $500 million.

(B) Administration. Federated Administrative Services ("FAS"), a wholly-owned subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Portfolios. FAS provides these at an annual rate which relates to the average aggregate daily net assets of the Portfolios as specified below:

     MAXIMUM
  ADMINISTRATIVE          AVERAGE AGGREGATE
       FEE                DAILY NET ASSETS
 .150%                on the first $250 million
 .125%                 on the next $250 million
 .100%                 on the next $250 million
 .075%           on assets in excess of $750 million

For the period from November 11, 1996, through September 30, 1997, FAS voluntarily chose to waive a portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. Prior to November 11, 1996, the Trust retained Signature to serve as Administrator and a Distributor.

For these services, Signature received from each Portfolio a fee, payable monthly, at the annual rate of 0.25% of each Portfolio's average daily net assets up to $50 million, 0.20% of its average daily net assets over $50 million up to $100 million and 0.15% of its average daily net assets in excess of $100 million. For the period ended November 11, 1996, the fee was voluntarily reduced to 0.13% of each Portfolio's average daily net assets.

(C) Distribution Fee and Shareholder Servicing Expenses. Edgewood Services, Inc., Freedom Distributors Corporation, Sutro & Co., Inc., and Tucker Anthony Incorporated (the "Distributors") are co-distributors of the Trust. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act for the Financial Adviser Class of shares. The Plan provides for a monthly payment by the Portfolios to the Distributors in amounts representing actual expenses incurred by the Distributors for marketing costs and services rendered in distributing the Portfolios' Financial Adviser Class of shares at an annual rate not to exceed 0.50% of the average daily net assets of each Portfolios' Financial Adviser Class of Shares. Up to a maximum of 0.25% of such payments may be made as Shareholder Servicing Expenses pursuant to contracts that the Trust has with various banks, trust companies, broker-dealers (other than the Distributors) or other financial organizations (collectively "Service Organizations") to provide administrative services to the Trust, such as maintaining shareholder accounts and records, for shares owned by Financial Adviser Class shareholders with whom the Service Organization has a relationship.

(D) Transfer and Dividend Disbursing Agent Fees and Expenses. Federated Shareholder Services Company ("FSSC"), a subsidiary of Federated Investors, serves as transfer agent, dividend disbursing agent and shareholder servicing agent for the Portfolios. The fee paid to FSSC is based on actual shareholder activity.

(E) Trustees' Fees. Trustees who are not affiliated with Signature or Freedom receive compensation and out-of-pocket expenses from each Portfolio.

4. INVESTMENT TRANSACTIONS. Purchase and sale transactions for the year ended September 30, 1997, were as follows:

 PORTFOLIOS                       PURCHASES       SALES
 Aggressive Growth Portfolio     $20,252,125   $ 29,796,155
 Growth Portfolio                $29,038,737   $ 30,709,044
 Growth with Income Portfolio    $20,527,214   $ 22,862,938
 Bond Portfolio                  $96,821,320   $105,514,820
 Managed Total Return Portfolio  $ 8,348,662   $ 10,956,724

5. EXPENSE OFFSET ARRANGEMENTS. Each Fund's Statement of Operations reflects custodial earnings credits. These amounts are used to offset the custody fees payable by the Funds to the custodian bank. The credits are earned when the Fund maintains a balance of uninvested cash at the custodian bank.

FUNDMANAGER PORTFOLIOS
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of FundManager Portfolios:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments of FundManager Portfolios (comprising, respectively, Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio and Managed Total Return Portfolio) (the "Trust"), as of September 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian and a broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting FundManager Portfolios at September 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts
November 25, 1997

                    [This Page Intentionally Left Blank]

                    [This Page Intentionally Left Blank]

[Graphic]

INVESTMENT ADVISER

Freedom Capital Management Corporation
One Beacon Street
Boston, MA 02108

FOR SHAREHOLDER INFORMATION: (800) 344-9033

DISTRIBUTORS

Freedom Distributors Corporation
One Beacon Street
Boston, MA 02108

Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

This report is for the information of the shareholders of the FundManager Portfolios. Its use in connection with any offering of the Portfolios' shares is authorized only in case of a concurrent or prior delivery of the Portfolios' current prospectus.

G01933-01

[Graphic]
FundManager Portfolios
The First Family in Multifund Investing

[Graphic]
Annual Report
      SEPTEMBER 30, 1997

* AGGRESSIVE GROWTH PORTFOLIO
* GROWTH PORTFOLIO
* GROWTH WITH INCOME PORTFOLIO
* BOND PORTFOLIO
* MANAGED TOTAL RETURN PORTFOLIO




Appendix A. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Financial Adviser Class Shares of Aggressive Growth Portfolio are represented by a solid line. The Lipper Capital Appreciation Average (the "LCAA") is represented by a broken line and the Russell 2000 Index (the "R2000") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Financial Adviser Class Shares of the fund, the LCAA and the R2000. The "x" axis reflects computation periods from 10/1/87 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Financial Adviser Class Shares, as compared to the LCAA and the R2000. The ending values were $28,706, $32,077, and $31,705, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Financial Adviser Class Shares Average Annual Total Returns for the one-year, five-year and 10-year periods ended 9/30/97. The total returns were 24.2%, 16.5%, and 11.1%, respectively.

Appendix B. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The No-Load Class Shares of Aggressive Growth Portfolio are represented by a solid line. The Lipper Capital Appreciation Average (the "LCAA") is represented by a broken line and the Russell 2000 Index (the "R2000") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the No-Load Class Shares of the fund, the LCAA and the R2000. The "x" axis reflects computation periods from 10/1/95 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's No-Load Class Shares, as compared to the LCAA and the R2000. The ending values were $14,060, $14,458, and $15,068, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's No-Load Class Shares Average Annual Total Returns for the one-year period ended 9/30/97 and from the fund's start of performance (10/1/95) to 9/30/97. The total returns were 24.8% and 18.6%, respectively.

Appendix C. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Financial Adviser Class Shares of Growth Portfolio are represented by a solid line. The Lipper Growth Average (the "LGA") is represented by a broken line and the Standard & Poor's 500 Index (the "S&P 500) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Financial Adviser Class Shares of the fund, the LGA and the S&P 500. The "x" axis reflects computation periods from 10/1/87 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Financial Adviser Class Shares, as compared to the LGA and the S&P 500. The ending values were $31,727, $35,060, and $39,495, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Financial Adviser Class Shares Average Annual Total Returns for the one-year, five-year and 10-year periods ended 9/30/97. The total returns were 36.9%, 18.2%, and 12.2%, respectively.

Appendix D. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The No-Load Class Shares of Growth Portfolio are represented by a solid line. The Lipper Growth Average (the "LGA") is represented by a broken line and the Standard & Poor's 500 Index (the "S&P 500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the No-Load Class Shares of the fund, the LGA and the S&P 500. The "x" axis reflects computation periods from 10/1/95 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's No-Load Class Shares, as compared to the LGA and the S&P 500. The ending values were $15,713, $15,312, and $16,902, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's No-Load Class Shares Average Annual Total Returns for the one-year period ended 9/30/97 and from the fund's start of performance (10/1/95) to 9/30/97. The total returns were 37.6% and 25.3%, respectively.



Appendix E. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Financial Adviser Class Shares of Growth with Income Portfolio are represented by a solid line. The Lehman Government Corporate Total Index (the "LG/CI") is represented by a broken line, the Standard & Poor's 500 Index (the "S&P 500") is represented by a dotted line, and the Lipper Growth & Income Average (the "LG&IA") is represented by a broken/dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Financial Adviser Class Shares of the fund, the LG/CI, the S&P 500 and the LG&IA. The "x" axis reflects computation periods from 10/1/87 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Financial Adviser Class Shares, as compared to the LG/CI, the S&P 500 and the LG&IA. The ending values were $31,421, $24,603, $39,495 and $35,075, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Financial Adviser Class Shares Average Annual Total Returns for the one-year, five-year and 10-year periods ended 9/30/97. The total returns were 34.3%, 17.6%, and 12.1%, respectively.

Appendix F. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The No-Load Class Shares of Growth with Income Portfolio are represented by a solid line. The Lehman Government Corporate Total Index (the "LG/CI") is represented by a broken line, the Standard & Poor's 500 Index (the "S&P 500") is represented by a dotted line, and the Lipper Growth & Income Average (the "LG&IA") is represented by a broken/dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the No-Load Class Shares of the fund, the LG/CI, the S&P 500, and the LG&IA. The "x" axis reflects computation periods from 10/1/95 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's No-Load Class Shares, as compared to the LG/CI, the S&P 500, and the LG&IA. The ending values were $15,445, $11,453, $16,902, and $15,857, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's No-Load Class Shares Average Annual Total Returns for the one-year period ended 9/30/97 and from the fund's start of performance (10/1/95) to 9/30/97. The total returns were 34.9% and 24.0%, respectively.

Appendix G. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Financial Adviser Class Shares of Bond Portfolio are represented by a solid line. The Lipper General Bond Average (the "LGBA") is represented by a broken line and the Lehman Government/Corporate Total Index (the "LG/CI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Financial Adviser Class Shares of the fund, the LGBA and the LG/CI. The "x" axis reflects computation periods from 10/1/87 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Financial Adviser Class Shares, as compared to the LGBA and the LG/CI. The ending values were $20,111, $23,332, and $24,604, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Financial Adviser Class Shares Average Annual Total Returns for the one-year, five-year and 10-year periods ended 9/30/97. The total returns were 8.5%, 5.8%, and 7.2%, respectively.

Appendix H. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The No-Load Class Shares of Bond Portfolio are represented by a solid line. The Lipper General Bond Average (the "LGBA") is represented by a broken line and the Lipper Government/Corporate Total Index (the "LG/CI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the No-Load Class Shares of the fund, the LGBA and the LG/CI. The "x" axis reflects computation periods from 10/1/95 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's No-Load Class Shares, as compared to the LGBA and the LG/CI. The ending values were $11,317, $12,064, and $11,453, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's No-Load Class Shares Average Annual Total Returns for the one-year period ended 9/30/97 and from the fund's start of performance (10/1/95) to 9/30/97. The total returns were 8.9% and 6.4%, respectively.

Appendix I. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Financial Adviser Class Shares of Managed Total Return Portfolio are represented by a solid line. The Lipper General Bond Average (the "LGBA") is represented by a broken line and the Lehman Government/Corporate Total Index (the "LG/CI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Financial Adviser Class Shares of the fund, the LGBA and the LG/CI. The "x" axis reflects computation periods from 8/4/88 to 9/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Financial Adviser Class Shares, as compared to the LGBA and the LG/CI. The ending values were $23,294, $22,211, and $22,352, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Financial Adviser Class Shares Average Annual Total Returns for the one-year and five-year periods ended 9/30/97 and from the fund's start of performance (8/4/88) to 9/30/97. The total returns were 17.4%, 9.9%, and 9.7%, respectively.